Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Event
21.	SUBSEQUENT EVENTS
On February 20, 2026 the Company successfully closed its public offering (the “Offering”) of 7,607,145 common shares of the Company which includes the full exercise of the option to purchase additional shares granted to the underwriters, at a price to the public of $7.00 per common share, and pre-funded
warrants to purchase up to 1,428,571 common shares in lieu thereof (the
“Pre-Funded
Warrants”) at a price of $6.99999 per
Pre-Funded
Warrant, which equals the public offering price per common share less the $
0.00001
per share exercise price of each
Pre-Funded
Warrant, for gross proceeds of approximately $63.2 million, before deducting the underwriting commissions and estimated expenses incurred in connection with the Offering.
5) years beginning March 1, 2026 with an option to renew by the Company for an additional five (5) years. The area at 2188 Yukon Street is 6,676 square feet and will be used as lab space while the area at 2198 Yukon Street measures 3,195 square feet and will be mainly used for office space. The total base rent will be CDN$320,497 for the first year with amounts2% every year. In addition, the Company shall also pay the annual costs attributable to, real estate taxes, operation and maintenance of the building, including insurance to the property and leased premises of CDN$14.22 per square foot per year based on 2025 budget and subject to annual increase as provided in the Lease, and re-measurement
of the premises. Further, the Company shall also pay a management fee equivalent to 5
Subsequent to December 31, 2026 a total of
823,550
warrants with exercise price of CDN$11.20 were exercised for proceeds of $
6,758,283
(on exercise, $
663,760
was transferred from additional
paid-in
capital to share capital). The remaining
2,002,474
warrants that remained unexercised expired on March 9, 2026. In addition, a total of
1,113,279
warrants with exercise price of CDN$3.00 were exercised for proceeds of $
2,442,915
(on exercise, $
244,291
was transferred from additional
paid-in
capital to share capital).

The remaining
3,404,071
warrants expire April 20, 2026.